UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Simms Capital Management
Address: 55 Railroad Ave

         Greenwich, CT  06830

13F File Number:  28-05860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur O. Poltrack
Title:     Chief Financial Officer
Phone:     203-861-8565

Signature, Place, and Date of Signing:

     Arthur O. Poltrack     Greenwich, CT     May 05, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     72

Form13F Information Table Value Total:     1776986


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                    COM                 00130H105    17551   222872 SH  0    SOLE    0              222872        0        0
AFLAC                       COM                 1055102      16827   369308 SH  0    SOLE    0              369308        0        0
AMERICA ONLINE              COM                 02364J104    12669   186396 SH  0    SOLE    0              186396        0        0
ASIA SATELLITE              COM                 04516X106    14216   351550 SH  0    SOLE    0              351550        0        0
BED BATH&BEYOND             COM                 75896100     22369   568109 SH  0    SOLE    0              568109        0        0
CANON INC ADR               COM                 138006309    46718  1083322 SH  0    SOLE    0             1083322        0        0
CENTERSPAN COMMUNICATIONS   COM                 152012100     2585   134300 SH  0    SOLE    0              134300        0        0
CHINA TELECOM               COM                 169428109    34028   191975 SH  0    SOLE    0              191975        0        0
CISCO SYSTEMS               COM                 17275R102    42295   547068 SH  0    SOLE    0              547068        0        0
COMPUTER ASSOC.             COM                 204912109    23076   389876 SH  0    SOLE    0              389876        0        0
CONCORD EFS                 COM                 206197105    20997   915420 SH  0    SOLE    0              915420        0        0
CONSUMER PORTFOLIO SVCS     COM                 210502100      469   250000 SH  0    SOLE    0              250000        0        0
DASSAULT SYS AD             COM                 237545108    29091   319685 SH  0    SOLE    0              319685        0        0
DELL COMPUTER               COM                 247025109    12763   236626 SH  0    SOLE    0              236626        0        0
DEVLIEG BULLARD             COM                 211782108        7    30000 SH  0    SOLE    0               30000        0        0
DIXONS GRP PLC ADR          COM                 255875205    13500   950034 SH  0    SOLE    0              950034        0        0
ELAN CORP PLC               COM                 284131208    61373  1292057 SH  0    SOLE    0             1292057        0        0
EMC CORP MASS               COM                 268648102    31064   248416 SH  0    SOLE    0              248416        0        0
EPCOS AG SPON ADR           COM                 29410P107    22408   171050 SH  0    SOLE    0              171050        0        0
EPITOPE                     COM                 294291102       94    10000 SH  0    SOLE    0               10000        0        0
ERICSSON LM ADR             COM                 294821400    51377   547657 SH  0    SOLE    0              547657        0        0
FAMLY DOLLR STR             COM                 307000109    18112   870233 SH  0    SOLE    0              870233        0        0
FANNIE MAE                  COM                 313586109    14298   252784 SH  0    SOLE    0              252784        0        0
FRESENIUS MED               COM                 358029106    17043   702812 SH  0    SOLE    0              702812        0        0
FUJITSU LTD ADR             COM                 359590304    39946   254963 SH  0    SOLE    0              254963        0        0
GENL ELECTRIC               COM                 369604103    19342   124287 SH  0    SOLE    0              124287        0        0
GLAXO WELLCOME ADR          COM                 37733W105    45934   801473 SH  0    SOLE    0              801473        0        0
GUCCI GRP NV                COM                 401566104    37175   417989 SH  0    SOLE    0              417989        0        0
GUIDANT CORP                COM                 401698105    18593   315806 SH  0    SOLE    0              315806        0        0
HELLENIC TELECO             COM                 423325307    22764  1569905 SH  0    SOLE    0             1569905        0        0
HONEYWELL INTL INC          COM                 438516106    17051   323631 SH  0    SOLE    0              323631        0        0
INTEL CORP                  COM                 458140100    21075   159732 SH  0    SOLE    0              159732        0        0
KONINKLIJKE PHILIPS ELECT   COM                 500472204    55306   322834 SH  0    SOLE    0              322834        0        0
KOREA TELECOM CORP ADR      COM                 50063P103    20971   478654 SH  0    SOLE    0              478654        0        0
KYOCERA CORP                COM                 501556203    31162   187721 SH  0    SOLE    0              187721        0        0
LERNOUT & HAUSPIE SPEECH    COM                 B5628B104    24103   218130 SH  0    SOLE    0              218130        0        0
LEXMARK HLDG                COM                 529771107    25447   240634 SH  0    SOLE    0              240634        0        0
LUCENT TECHNOLOGY           COM                 549463107    13376   219194 SH  0    SOLE    0              219194        0        0
LUXOTTICA ADS               COM                 55068R202    27167  1108833 SH  0    SOLE    0             1108833        0        0
MATAV RT-SP ADR             COM                 559776109    40816   914646 SH  0    SOLE    0              914646        0        0
MBNA CORP                   COM                 55262L100    20039   785821 SH  0    SOLE    0              785821        0        0
MICROSOFT CORP              COM                 594918104    25541   240383 SH  0    SOLE    0              240383        0        0
MISONIX                     COM                 604871103       60     7000 SH  0    SOLE    0                7000        0        0
NIPPON T&T ADR              COM                 654624105    43971   557925 SH  0    SOLE    0              557925        0        0
NOKIA ADR A                 COM                 654902204    64987   292735 SH  0    SOLE    0              292735        0        0
OMNICOM GROUP               COM                 681919106    30649   327356 SH  0    SOLE    0              327356        0        0
ORACLE CORP                 COM                 68389X105    39719   508811 SH  0    SOLE    0              508811        0        0
ORIX CORPORATION            COM                 686330101    20019   245627 SH  0    SOLE    0              245627        0        0
PEARSON PLC SPON ADR        COM                 705015105    37032  1116037 SH  0    SOLE    0             1116037        0        0
PFIZER INC                  COM                 717081103     6288   171987 SH  0    SOLE    0              171987        0        0
REUNION INDUSTRIES          COM                 761312107      327   137700 SH  0    SOLE    0              137700        0        0
SAFEWAY INC.                COM                 786514208    27145   599896 SH  0    SOLE    0              599896        0        0
SAP AG ADR                  COM                 803054204      956    16000 SH  0    SOLE    0               16000        0        0
SCHERING-PLOUGH             COM                 806605101    13507   363831 SH  0    SOLE    0              363831        0        0
SEATTLE FILMWOR             COM                 812572105     3443   505394 SH  0    SOLE    0              505394        0        0
SONERA CORP SPON ADR        COM                 835433202    22886   344796 SH  0    SOLE    0              344796        0        0
SONY CORP ADR               COM                 835699307    26028    92916 SH  0    SOLE    0               92916        0        0
STMICROELECTRNC             COM                 861012102    31388   167682 SH  0    SOLE    0              167682        0        0
SUN MICROSYSTEM             COM                 866810104    35758   381604 SH  0    SOLE    0              381604        0        0
TANDY CORP                  COM                 875382103    22794   449135 SH  0    SOLE    0              449135        0        0
TEL MEX ADR -L-             COM                 879403780    31739   476377 SH  0    SOLE    0              476377        0        0
TELE DANMARK                COM                 879242105    25392   546789 SH  0    SOLE    0              546789        0        0
TELEFONICA SA               COM                 879382208    26058   350360 SH  0    SOLE    0              350360        0        0
TEVA PHARMACEUTICAL ADR     COM                 881624209    25978   696216 SH  0    SOLE    0              696216        0        0
TREND MICRO INC ADR         COM                 89486M107    19178  1103757 SH  0    SOLE    0             1103757        0        0
TYCO INTL LTD               COM                 902124106    33384   666014 SH  0    SOLE    0              666014        0        0
VIVENDI SP ADR              COM                 92851S105    47598  2110842 SH  0    SOLE    0             2110842        0        0
VODAFONE AIRTOUCH ADR       COM                 92857T107    42348   762165 SH  0    SOLE    0              762165        0        0
WAL-MART STORES             COM                 931142103    25463   450676 SH  0    SOLE    0              450676        0        0
WARNER-LAMBERT              COM                 934488107    17669   180873 SH  0    SOLE    0              180873        0        0
WMC LTD ADR                 COM                 928947100        1       70 SH  0    SOLE    0                  70        0        0
WPP GROUP PLC               COM                 929309300    24483   282229 SH  0    SOLE    0              282229        0        0